Annual Total Returns (Vanguard Developed Markets Index Fund - Institutional Shares Institutional) (Vanguard Developed Markets Index Fund, Vanguard Developed Markets Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Annual Total Return
2014	(5.72%)
2013	22.15%
2012	18.70%
2011	(12.62%)
2010	8.55%
2009	28.48%
2008	(41.27%)
2007	11.21%
2006	26.42%
2005	13.66%